Helena Lee Assistant General Counsel AIG Consumer Insurance 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367 Direct Line: (310) 772-6259 Fax: (310) 772-6569 E-mail: hlee@sunamerica.com

Via EDGAR and Electronic Mail

December 14, 2016

Kathryn M. Hinke

Attorney-Adviser

Disclosure Review and Accounting Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Variable Separate Account (“Registrant”)

American General Life Insurance Company (“Depositor”)

Polaris Advisory Income Variable Annuity

Pre-Effective Amendment No. 3 and Amendment No. 3 on Form N-4

File Nos. 333-213338 and 811-03859 (Version A)

FS Variable Separate Account (“Registrant”)

The United States Life Insurance Company in the City of New York (“Depositor”)

Polaris Advisory Income Variable Annuity

Pre-Effective Amendment No. 3 and Amendment No. 3 on Form N-4

File Nos. 333-213339 and 811-08810 (Version A)

Dear Ms. Hinke:

On behalf of the above Registrants and Depositors, we are transmitting for filing pursuant to the Securities Act of 1933 (“1933 Act”), Pre-Effective Amendment No. 3, which also constitutes Amendment No. 3 under the Investment Company Act of 1940 (“1940 Act”), as amended, to Registrants’ Form N-4 Registration Statements filed on August 26, 2016. The purpose of these filings is to register a new variable annuity product under the marketing name Polaris Advisory Income Variable Annuity.

Please note that these Pre-Effective Amendment filings include the Staff’s comments as well as the appropriate financial statements, exhibits and Auditor’s consent.

The Registrants respectfully request, consistent with Rule 461(a) under the 1933 Act, that the Commission, pursuant to delegated authority, grant acceleration of the effective date of these filings and that such Registration Statements be declared effective at 9:00 a.m., Eastern Time, on December 19, 2016, or as soon as practicable thereafter. Depositors, Registrants and Principal Underwriter are aware of their obligations under the 1933 Act.

December 14, 2016

In connection with the foregoing request for acceleration, we understand that the Registrants are responsible for the accuracy and adequacy of the disclosures in the filings and that Staff comments or our changes to the disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

AMERICAN GENERAL LIFE INSURANCE COMPANY and

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

By:	/s/ MALLARY L. REZNIK
Mallary L. Reznik, Vice President,
General Counsel and Assistant Secretary

AIG CAPITAL SERVICES, INC.

By:	/s/ MALLARY L. REZNIK
Mallary L. Reznik, Vice President

Please contact Helena Lee at (310) 772-6259 or e-mail: hlee@sunamerica.com. If you have any questions or comments.

Very truly yours,

/s/ HELENA LEE

Helena Lee
Assistant General Counsel